UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-6709

Name of Registrant: Vanguard Florida Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

Item 1: Schedule of Investments

Vanguard Florida Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
Florida (98.4%)
Alachua County FL Health Fac. Auth. (Shands
Teaching Hosp.)	6.250%	12/1/11 (14)	3,095	3,273
Alachua County FL Health Fac. Auth. (Shands
Teaching Hosp.)	6.250%	12/1/16 (14)	8,695	9,738
Boynton Beach FL Util. System Rev.	5.375%	11/1/13 (14)	2,400	2,626
Boynton Beach FL Util. System Rev.	5.375%	11/1/15 (14)	2,665	2,944
Boynton Beach FL Util. System Rev.	5.500%	11/1/18 (14)	3,125	3,438
Boynton Beach FL Util. System Rev.	6.250%	11/1/20 (3)(ETM)	415	509
Brevard County FL Health Fac. Auth. Rev.
(Health First Project)	7.000%	4/1/39	7,000	7,623
Brevard County FL Health Fac. Auth. Rev.
(Holmes Regional Medical Center)	5.625%	10/1/14 (14)	2,000	2,004
Brevard County FL IDR (Tuff FL Technical
Project)	6.750%	11/1/39	2,700	2,722
Brevard County FL Util. Rev.	5.250%	3/1/12 (14)	3,805	4,102
Brevard County FL Util. Rev.	5.250%	3/1/14 (14)	2,045	2,206
Broward County FL Educ. Fac. Auth. Rev. (Nova
Southeastern Univ. Project) VRDO	0.130%	3/1/10 LOC	1,385	1,385
Broward County FL Port Fac. Rev.	6.000%	9/1/25	2,000	2,182
Broward County FL School Board COP	5.500%	7/1/11 (4)(Prere.)	4,635	4,992
Broward County FL School Board COP	5.500%	7/1/11 (4)(Prere.)	5,205	5,606
Broward County FL School Board COP	5.000%	7/1/13 (4)	2,360	2,595
Broward County FL School Board COP	5.500%	7/1/18 (4)	3,625	3,876
Broward County FL School Board COP	5.500%	7/1/19 (4)	15,460	16,451
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.500%	6/1/14	15,000	16,408
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.500%	6/1/17	5,000	5,404
Citrus County FL Water & Wastewater System
Rev.	5.000%	10/1/25 (4)	3,670	3,893
Clearwater FL Water & Sewer Rev.	5.250%	12/1/39	5,000	5,150
Collier County FL School Board COP	6.250%	2/15/13 (4)	12,500	13,959
Collier County FL School Board COP	5.000%	2/15/27 (4)	3,000	3,053
Coral Gables FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Florida)	5.250%	8/15/14 (4)(Prere.)	1,855	2,172
Davie FL Water & Sewer Rev.	6.375%	10/1/12 (2)(ETM)	1,935	2,104
Dunedin FL Util. System Rev.	6.750%	10/1/10 (14)	1,270	1,306
Duval County FL School Board COP	5.000%	7/1/33 (4)	2,000	1,981
1 Florida Board of Educ. Capital Outlay	6.000%	6/1/10 (Prere.)	500	513
Florida Board of Educ. Capital Outlay	6.000%	6/1/23	3,000	3,848
Florida Board of Educ. Capital Outlay	4.750%	6/1/37 (14)	2,000	2,004
Florida Board of Educ. Public Educ.	5.000%	6/1/21	6,400	7,024
Florida Board of Educ. Public Educ.	5.000%	6/1/32	12,050	12,261
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/22	3,590	4,055
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/27	5,000	5,359
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/29	5,000	5,316

Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/35	30,000	31,542
2 Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/17	2,500	2,810
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	1/1/19 (14)	3,330	3,563
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	1/1/22 (14)	3,640	3,803
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/22	6,165	6,732
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/24	3,070	3,364
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/11 (14)	5,885	6,201
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/27	5,000	5,211
Florida Dept. of Transp.	5.000%	7/1/25	2,620	2,747
Florida Dept. of Transp.	5.000%	7/1/30	7,350	7,618
Florida Housing Finance Corp. Rev.
(Homeowner Mortgage)	5.500%	7/1/39	1,405	1,445
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/13	15,000	16,460
Florida Muni. Power Agency Rev.	5.000%	10/1/31	6,075	6,160
Florida Muni. Power Agency Rev.	6.250%	10/1/31	2,000	2,254
Florida Turnpike Auth. Rev.	5.000%	7/1/33	13,885	14,090
Florida Turnpike Auth. Rev.	4.500%	7/1/37	5,000	4,751
Florida Water Pollution Control Financing Corp.
Rev.	5.000%	1/15/20	2,000	2,247
Florida Water Pollution Control Financing Corp.
Rev.	5.000%	1/15/25	3,000	3,234
Greater Orlando Aviation Auth. Orlando FL
Airport Fac. Rev.	5.000%	10/1/39	4,000	3,914
Halifax Hosp. Medical Center Florida Hosp. Rev.	5.500%	6/1/38 (4)	3,000	3,012
Hernando County FL Water & Sewer	5.000%	6/1/29 (14)	4,000	4,078
Highlands County FL Health Rev. (Adventist
Health System)	6.000%	11/15/11 (Prere.)	10,000	10,966
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/15 (Prere.)	1,225	1,434
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/31	4,000	3,881
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/35	8,775	8,467
Highlands County FL Health Rev. (Adventist
Health System)	5.625%	11/15/37	5,000	5,133
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/11 (4)	4,610	4,923
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/13 (4)	3,000	3,372
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/14 (4)	5,265	5,992
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/15 (4)	3,845	4,389
Hillsborough County FL IDA (Moffitt Cancer
Center)	5.250%	7/1/27	3,000	2,926
Hillsborough County FL IDA (Tampa General
Hosp. Project)	5.250%	10/1/26	4,800	4,771
Hillsborough County FL IDA (Tampa General
Hosp. Project)	5.250%	10/1/34	10,320	9,748
Hillsborough County FL IDA (Univ. Community
Hosp.)	6.500%	8/15/19 (14)	10,450	11,008
Hillsborough County FL IDA PUT	5.150%	9/1/13	2,000	2,155
Hillsborough County FL School Board COP
(Master Lease Program) VRDO	0.130%	3/1/10 LOC	1,300	1,300

Jacksonville FL Econ. Dev. Community Health
Care Fac. Rev. (Mayo Clinic)	5.000%	11/15/36	3,000	3,051
Jacksonville FL Electric Auth. Electric System
Rev. VRDO	0.160%	3/5/10	9,740	9,740
Jacksonville FL Electric Auth. Electric System
Rev. VRDO	0.170%	3/5/10	1,000	1,000
Jacksonville FL Electric Auth. Rev. (St. John's
River Power Park)	4.750%	10/1/33	1,920	1,890
Jacksonville FL Electric Auth. Rev. (St. John's
River Power Park)	5.000%	10/1/37	5,000	5,031
Jacksonville FL Electric Auth. Rev. (St. John's
River Power Park)	5.500%	10/1/39	3,660	3,756
Jacksonville FL Electric Auth. Water & Sewer
Rev.	5.375%	10/1/39	1,125	1,145
Jacksonville FL Electric Auth. Water & Sewer
Rev. VRDO	0.130%	3/1/10	7,300	7,300
Jacksonville FL Health Fac. Auth. Hosp. Rev.
(Baptist Medical Center)	5.000%	8/15/27	2,500	2,491
Jacksonville FL Health Fac. Auth. Hosp. Rev.
(Baptist Medical Center)	5.000%	8/15/37	3,800	3,610
Jacksonville FL Sales Taxes Rev.	5.000%	10/1/30	5,000	5,198
Jacksonville FL Transp. Rev.	5.000%	10/1/28 (14)	3,130	3,248
Jacksonville FL Transp. Rev.	5.000%	10/1/29 (14)	3,065	3,165
JEA FL Bulk Power Supply System Rev.	5.625%	10/1/33	4,000	4,153
Key West FL Util. Board Election Rev.	5.000%	10/1/31 (14)	5,275	5,319
Lake County FL School Board COP	5.000%	6/1/30 (2)	7,000	6,938
Lakeland FL Electric & Water Rev.	0.000%	10/1/11 (14)	8,420	8,190
Lakeland FL Electric & Water Rev.	0.000%	10/1/12 (14)	2,020	1,910
Lakeland FL Electric & Water Rev.	6.050%	10/1/14 (4)	2,000	2,358
Lakeland FL Water & Wastewater Rev.	5.250%	10/1/32	9,900	10,085
Lee County FL IDA Health Care Fac. Rev. (Shell
Point Village)	5.000%	11/15/29	4,000	3,299
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35 (14)	5,090	4,938
Marion County FL Hosp. Dist. Rev. (Munroe
Regional Health System)	5.000%	10/1/29	7,540	7,125
Miami Beach FL Water & Sewer Rev.	5.625%	9/1/10 (2)(Prere.)	2,550	2,634
Miami FL Special Obligation	5.625%	1/1/39	2,000	2,001
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/30 (14)	4,440	4,449
Miami-Dade County FL Aviation - Miami
International Airport	5.375%	10/1/35	1,000	1,010
Miami-Dade County FL Aviation - Miami
International Airport	5.500%	10/1/36	2,000	2,033
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/37 (14)	4,655	4,447
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/41 (4)	1,150	1,134
Miami-Dade County FL Aviation - Miami
International Airport	5.375%	10/1/41	5,000	5,022
Miami-Dade County FL Aviation - Miami
International Airport	5.500%	10/1/41	9,000	9,120
Miami-Dade County FL Educ. Fac. Auth. Rev.
(Univ. of Miami)	5.250%	4/1/24 (2)	6,515	7,000
Miami-Dade County FL Expressway Auth. Toll
System Rev.	5.000%	7/1/37 (2)	4,500	4,408
Miami-Dade County FL Expressway Auth. Toll
System Rev.	5.000%	7/1/39 (2)	5,000	4,890

Miami-Dade County FL Health Fac. Auth. Rev.
(Miami Childrens Hosp.) VRDO	0.180%	3/5/10 LOC	11,475	11,475
Miami-Dade County FL Public Fac. Rev.
(Jackson Memorial Hosp.)	5.000%	6/1/27 (14)	10,000	9,807
Miami-Dade County FL Public Fac. Rev.
(Jackson Memorial Hosp.)	5.000%	6/1/28 (14)	10,890	10,659
Miami-Dade County FL Public Fac. Rev.
(Jackson Memorial Hosp.)	5.000%	6/1/29 (14)	3,715	3,629
Miami-Dade County FL School Board COP	5.500%	5/1/11 (14)(Prere.)	2,460	2,630
Miami-Dade County FL School Board COP	5.500%	5/1/11 (14)(Prere.)	2,650	2,833
Miami-Dade County FL School Board COP	5.500%	5/1/11 (14)(Prere.)	3,840	4,105
Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	4,000	4,279
Miami-Dade County FL School Board COP	5.000%	8/1/14 (14)	1,665	1,779
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	2,500	2,811
Miami-Dade County FL School Board COP	5.250%	5/1/19 (12)	5,000	5,584
Miami-Dade County FL School Board COP	5.250%	5/1/31 (12)	8,165	8,422
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	5,000	4,896
Miami-Dade County FL School Board COP PUT	5.500%	5/1/11 (14)	8,500	8,866
3 Miami-Dade County FL Special Obligation TOB
VRDO	0.140%	3/1/10 LOC	10,000	10,000
Miami-Dade County FL Transit Sales Surtax
Rev.	5.000%	7/1/31 (10)	5,000	5,114
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/26 (14)	12,000	12,507
2 Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/34	3,500	3,490
2 Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/39 (4)	6,000	5,981
North Brevard County FL Hosp. Dist. Rev.
(Parrish Medical Center Project)	5.750%	10/1/38	2,000	2,071
Ocala FL Water & Sewer Rev.	6.000%	10/1/10 (2)	550	564
Orange County FL Educ. Fac. Auth. Rev.
(Rollins College) VRDO	0.130%	3/1/10 LOC	1,300	1,300
Orange County FL Health Fac. Auth. Rev.
(Adventist Sunbelt Group)	5.625%	11/15/12 (Prere.)	3,180	3,553
Orange County FL Health Fac. Auth. Rev.
(Adventist Sunbelt Group)	6.250%	11/15/12 (Prere.)	5,000	5,622
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project)	5.000%	1/1/15 (Prere.)	1,435	1,654
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project)	5.000%	1/1/39	5,000	5,017
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/10 (14)(ETM)	5,260	5,451
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/10 (14)	2,175	2,232
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/11 (14)(ETM)	2,765	2,982
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/11 (14)	1,875	1,992
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/13 (14)(ETM)	3,160	3,649
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/13 (14)	1,890	2,123
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/16 (14)(ETM)	95	115
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/16 (14)	1,515	1,707
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/18 (14)	5,770	6,625
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	5.125%	11/15/39	9,000	8,520

Orange County FL Sales Tax Rev.	5.125%	1/1/32 (14)	5,000	5,034
Orange County FL School Board COP	6.000%	8/1/10 (2)(Prere.)	3,955	4,052
Orange County FL School Board COP	5.000%	8/1/23 (14)	5,000	5,248
Orange County FL School Board COP	5.000%	8/1/32 (14)	8,000	8,104
Orange County FL School Board VRDO	0.130%	3/1/10 LOC	7,600	7,600
Orange County FL Tourist Dev. Rev.	5.900%	10/1/10 (14)(ETM)	835	864
Orange County FL Tourist Dev. Rev.	4.750%	10/1/32 (10)	10,000	9,769
Orlando & Orange County FL Expressway Auth.	6.500%	7/1/10 (14)	2,000	2,037
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/14 (14)	3,000	3,736
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/15 (14)	8,360	10,677
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/32 (4)	10,000	10,253
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/35 (2)	7,000	7,002
Orlando & Orange County FL Expressway Auth.
VRDO	0.210%	3/5/10 (4)	5,000	5,000
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/29	3,675	3,887
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/33	3,000	3,122
Orlando FL Util. Comm. Util. System Rev.	5.250%	10/1/39	2,500	2,650
Orlando FL Util. Comm. Water & Electric Rev.	5.000%	10/1/25	2,100	2,239
Palm Beach County FL Criminal Justice Fac.
Rev.	7.200%	6/1/15 (14)	3,000	3,627
Palm Beach County FL Health Fac. Auth. Hosp.
Rev.	5.625%	12/1/31	6,000	4,974
Palm Beach County FL Public Improvement
Rev.	5.000%	5/1/33	2,000	2,054
Palm Beach County FL Public Improvement
Rev.	5.000%	5/1/38	3,000	3,054
Palm Beach County FL School Board COP	5.250%	8/1/18 (4)	2,300	2,484
Palm Beach County FL School Board COP	5.000%	8/1/24 (14)	7,135	7,445
Palm Beach County FL School Board COP	5.000%	8/1/27 (14)	5,000	5,124
Palm Beach County FL Solid Waste Auth. Rev.	5.000%	10/1/25 (13)	3,370	3,648
Palm Beach County FL Solid Waste Auth. Rev.	5.000%	10/1/27 (13)	1,000	1,066
Palm Beach County FL Solid Waste Auth. Rev.	5.500%	10/1/28	5,000	5,386
1 Palm Beach County FL Water & Sewer	5.000%	10/1/31	9,790	10,094
Panama City FL Util. Rev.	5.000%	6/1/39 (12)	3,000	3,015
Pasco County FL Water & Sewer Rev.	5.000%	10/1/36 (4)	4,000	4,059
Polk County FL Util. System Rev.	5.250%	10/1/21 (14)	3,620	3,833
Port St. Lucie FL Rev.	6.250%	9/1/27 (12)	2,000	2,213
Port St. Lucie FL Util. Rev.	5.000%	9/1/35 (12)	2,000	2,045
Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	3,500	3,770
Sarasota County FL Public Hosp. Rev.
(Sarasota Memorial Hosp.)	5.625%	7/1/39	5,000	5,096
Sarasota County FL School Board COP	5.375%	7/1/23	3,000	3,305
Sarasota County FL School Board COP	5.500%	7/1/24	1,775	1,958
Seacoast FL Util. Auth. Water & Sewer Rev.	5.500%	3/1/17 (14)	2,400	2,779
Seacoast FL Util. Auth. Water & Sewer Rev.	5.500%	3/1/19 (14)	3,595	4,177
Seminole County FL Water & Sewer Rev.	6.000%	10/1/12 (14)	5,000	5,322
Seminole County FL Water & Sewer Rev.	6.000%	10/1/19 (14)	2,350	2,743
Seminole County FL Water & Sewer Rev.	5.000%	10/1/36	5,000	5,095
South Broward FL Hosp. Dist. Rev.	5.000%	5/1/35 (14)	5,050	5,055
South Florida Water Management Dist.	5.000%	10/1/36 (2)	15,000	15,133
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Florida Obligated
Group)	5.000%	8/15/20	5,000	5,264
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Florida Obligated
Group)	5.000%	8/15/22	5,000	5,170

South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Florida Obligated
Group)	5.000%	8/15/37	5,000	4,912
St. John's County FL IDA Health Care (Vicars
Landing Project)	5.000%	2/15/17	1,485	1,502
St. John's County FL Ponte Verda Util. Systems
Rev.	5.000%	10/1/30 (4)	3,650	3,730
St. Petersburg FL Health Fac. Auth. Rev. (All
Childrens Hosp.)	6.500%	11/15/39	2,000	2,155
St. Petersburg FL Public Util. Rev.	5.500%	10/1/37	1,535	1,639
Sunrise FL Util. System Rev.	5.200%	10/1/22 (2)	16,805	18,224
Tallahassee FL Energy System Rev.	5.250%	10/1/15 (4)	5,240	5,999
Tallahassee FL Energy System Rev.	5.000%	10/1/37 (14)	2,500	2,512
Tamarac FL Water & Sewer Util. Rev.	5.900%	10/1/11 (3)(ETM)	1,485	1,567
Tampa Bay FL Water Util. System Rev.	5.000%	10/1/34	10,000	10,310
UCF Athletic Assn. Inc. Florida COP	5.000%	10/1/35 (14)	2,800	2,559
Winter Park FL Water & Sewer Rev.	5.000%	12/1/34	2,000	2,043
				994,329
Puerto Rico (1.7%)
Puerto Rico GO	5.250%	7/1/19	775	789
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/36 (2)	25,120	3,928
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev. PUT	5.000%	7/1/12 (2)	11,900	12,231
				16,948
Total Tax-Exempt Municipal Bonds (Cost $976,919)				1,011,277
Other Assets and Liabilities-Net (-0.1%)				(1,275)
Net Assets (100%)				1,010,002

1 Securities with a value of $822,000 have been segregated as initial margin for open futures contracts.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2010.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the value of this security represented 1.0% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.

Florida Long-Term Tax-Exempt Fund

TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Florida Long-Term Tax-Exempt Fund

At February 28, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	June 2010	(39)	(4,590)	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,011,277	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	(1)	1,011,277	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2010, the cost of investment securities for tax purposes was $978,176,000. Net unrealized appreciation of investment securities for tax purposes was $33,101,000, consisting of unrealized gains of $43,547,000 on securities that had risen in value since their purchase and $10,446,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FLORIDA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FLORIDA TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2010
VANGUARD FLORIDA TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 15, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see File Number 33-53683, Incorporated by Reference.